Purchase of ClaimCor LLC - Schedule of Estimated Allocation of the Purchase Price (Details) (10-K) - ClaimCor LLC [Member] $ in Thousands	Jan. 02, 2015 USD ($)
Business Acquisition [Line Items]
Cash	$ 18
Accounts receivable	132
Intangible asset	52
Goodwill	211
Other assets	7
Total assets	420
Accounts payable	89
Other liabilities	8
Total liabilities assumed	97
Net assets acquired	323
Non-compete Agreements [Member]
Business Acquisition [Line Items]
Intangible asset	9
Customer Base [Member]
Business Acquisition [Line Items]
Intangible asset	$ 43